Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

21.    Leases

The Company leases land, buildings and improvements, machinery and equipment, as well as IT- and office equipment under various lease agreements.

Leasing in the consolidated statements of income

The following table shows the effects from lease agreements on the consolidated statements of income for the year ended December 31, 2021, 2020 and 2019:

Leasing in the consolidated statements of income
in € THOUS
	2021	2020	2019
Depreciation on right-of-use assets	690,476	703,999	700,276
Impairments on right-of-use assets	18,696	3,496	38,820
Expenses relating to short-term leases	44,923	49,532	52,108
Expenses relating to leases of low-value assets	23,177	27,359	25,239
Expenses relating to variable lease payments	12,158	12,442	10,814
Income from subleasing right-of-use assets	3,119	4,165	4,367
Interest expense on lease liabilities	143,160	159,148	171,724

For information regarding leases with related parties, see note 5 b).

Leases in the consolidated balance sheets

At December 31, 2021 and 2020, the acquisition costs and the accumulated depreciation of right-of-use assets consisted of the following:

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021

Right-of-use assets: Land	34,510	782	20	4,917	—	(2,135)	38,094
Right-of-use assets: Buildings and improvements	5,017,785	346,627	40,808	614,918	1,266	(68,928)	5,952,476
Right-of-use assets: Machinery and equipment	390,902	27,947	(587)	31,561	(48,975)	(10,954)	389,894
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—
Right-of-use assets	5,443,197	375,356	40,241	651,396	(47,709)	(82,017)	6,380,464

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassifications	Disposals	2020

Right-of-use assets: Land	30,575	(2,240)	(24)	6,384	98	(283)	34,510
Right-of-use assets: Buildings and improvements	4,590,695	(375,099)	(12,391)	851,392	(613)	(36,199)	5,017,785
Right-of-use assets: Machinery and equipment	434,718	(34,013)	(1,346)	34,066	(35,189)	(7,334)	390,902
Right-of-use assets: Advance Payments	24	—	—	138	(58)	(104)	—
Right-of-use assets	5,056,012	(411,352)	(13,761)	891,980	(35,762)	(43,920)	5,443,197

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2021	translation	group	Additions	loss	Reclassifications	Disposals	2021

Right-of-use assets: Land	8,106	222	6	4,149	3	—	(1,142)	11,344
Right-of-use assets: Buildings and improvements	1,120,019	93,757	(2,170)	613,994	17,621	477	(39,653)	1,804,045
Right-of-use assets: Machinery and equipment	185,184	15,456	(214)	72,333	1,072	(15,720)	(9,476)	248,635
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	1,313,309	109,435	(2,378)	690,476	18,696	(15,243)	(50,271)	2,064,024

Depreciation
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2020	translation	group	Additions	loss	Reclassifications	Disposals	2020

Right-of-use assets: Land	4,502	(419)	(4)	4,242	—	(16)	(199)	8,106
Right-of-use assets: Buildings and improvements	613,926	(77,935)	(5,319)	604,493	3,496	(304)	(18,338)	1,120,019
Right-of-use assets: Machinery and equipment	112,469	(14,229)	(88)	95,264	—	(2,494)	(5,738)	185,184
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	730,897	(92,583)	(5,411)	703,999	3,496	(2,814)	(24,275)	1,313,309

Book value
in € THOUS
	December 31,	December 31,
	2021	2020
Right-of-use assets: Land	26,750	26,404
Right-of-use assets: Buildings and improvements	4,148,431	3,897,766
Right-of-use assets: Machinery and equipment	141,259	205,718
Right-of-use assets: Advance Payments	—	—
Right-of-use assets	4,316,440	4,129,888

Depreciation expense is allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Impairment losses are allocated within costs of revenue and selling, general and administrative expense, depending upon the area in which the asset is used.

For a maturity analysis of lease liabilities see note 23.

Leasing in the consolidated statements of cash flows

Total cash outflows from leases were €921,988 for the year ended December 31, 2021 (December 31, 2020 and 2019: €951,066 and €945,169, respectively).

Leases that the Company entered into as a lessee that have not yet begun as of December 31, 2021 will result in future cash outflows of €118,929 (December 31, 2020 and 2019: €123,679 and €254,171, respectively).

Potential future cash outflows resulting from purchase options of €30,309 were not reflected in the measurement of the lease liabilities as of December 31, 2021, as the exercise of the respective options is not reasonably certain (December 31, 2020 and 2019: €41,215 and €56,507, respectively).

Potential future cash outflows resulting from extension options of €7,229,433 were not reflected in the measurement of the lease liabilities as of December 31, 2021, as the exercise of the respective options is not reasonably certain (December 31, 2020 and 2019: €6,407,955 and €6,691,551, respectively). The major part of these potential future cash outflows relates to extension options in real estate lease agreements, primarily for dialysis clinics in the North America Segment. Individual lease agreements include multiple extension options. The Company uses extension options to obtain a high degree of flexibility in performing its business. These extension options held are exercisable solely by the Company.

Potential future cash outflows resulting from termination options of €3,095 were not reflected in the measurement of the lease liabilities as of December 31, 2021, as the exercise of the respective options is not reasonably certain (December 31, 2020 and 2019: €3,374 and €3,493, respectively).